Share Capital, Capital Reserve and Treasury Shares	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share Capital, Capital Reserve and Treasury Shares
24.	SHARE CAPITAL, CAPITAL RESERVE AND TREASURY SHARE S
Each Class A ordinary share shall entitle the holder thereof to one vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share shall entitle the holder thereof to twenty votes on all matters subject to vote at general meetings of the Company. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Each Class A ordinary share is not convertible into Class B ordinary shares under any circumstances. Except for the voting rights and the conversion rights, the Class A ordinary shares and the Class B ordinary shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.
As of December 31, 2021, the Company had ordinary shares outstanding comprising of 62,327,851 Class A ordinary shares and 183,283,628 Class B ordinary shares

(including those repurchased),
respectively. During the year ended December 31, 2020, 21,243,000 Class B ordinary shares held by the controlling shareholder were converted into Class A ordinary shares. No Class B ordinary shares were converted into Class A ordinary shares for the year ended December 31, 2019 and 2021
.

			Numbers of shares
	Notes		Class A ordinary shares	Class B ordinary shares	Class B treasury shares
At January 1, 2019			—	200,000,001	—
Exercise of warrants	(i	)	1,666,666	—	—
Pre-IPO financing	(ii	)	8,236,838	—	—
Initial public offering	(iii	)	23,873,655	—	—
New issuance of shares	(iv	)	7,307,692	4,526,627	—

At December 31, 2019			41,084,851	204,526,628	—

Conversion of class B ordinary shares to class A ordinary shares			21,243,000	(21,243,000)	—

At December 31, 2020 and January 1, 2021			62,327,851	183,283,628	—
Repurchase of ordinary shares	(v	)	—	(69,144,673)	69,144,673

As December 31, 2021			62,327,851	114,138,955	69,144,673

Notes:

(i)
On March 6, 2019, the Company issued warrants for an aggregate consideration of US$2 million (equivalent to HK$15,699,600). Each warrant entitles the holder thereof to subscribe for one ordinary share at a subscription price of US$7.2. On April 10, 2019, the warrant holder exercised the warrants in full and paid an additional amount of US$10 million for 1,666,666 Class A ordinary shares. As of December 31, 2019 and 2020, the Company had no warrants outstanding, respectively.

(ii)	Between April 26, 2019 and June 19, 2019, the Company issued 8,236,838 Class A ordinary shares to third parties investors for an aggregate consideration of US$53.5 million for the pre-IPO financing.

(iii)
On August 5, 2019, the Company completed its Initial Public Offering (“IPO”) on the New York Stock Exchange under the symbol of “HKIB”. The Company issued an aggregate 23,873,655 ADSs, representing 23,873,655 Class A Ordinary Shares for total net proceeds of HK$1,507.2 million after deducting listing expenses of HK$58.3 million.

(iv)
In December 2019, the Company issued an aggregate of 7,307,692 Class A ordinary shares and 4,526,627 Class B ordinary shares, both with par value US$0.0001 per share, for an aggregate amount of US$100 million (representing a per share price of US$8.45) to Value Partners Greater China High Yield Income Fund, Ariana Capital Investment Limited, and Infinity Power Investments Limited in the form of private placement. Infinity Power Investments Limited is a British Virgin Islands company wholly owned by Mr. Calvin Choi, founder of the Company.

(v)	On September 30, 2021, the Company repurchased 69,144,673 Class B ordinary shares from the immediate holding company, amounting to HK$5,000,000,000.